Net Revenue by Geography (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of net revenue, classified by the major geographic areas
Net revenue, classified by the major geographic areas in which our customers are located, was as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$259	$1,273
All other countries	—	—

Net revenue	$259	$1,273